COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2021
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights Agreement

The holders of the Founder Shares, as well as certain holders of the Private Units (and all underlying securities), were entitled to certain registration rights pursuant to a registration rights agreement, dated as of December 7, 2020, among the Company and such holders. Such agreement was terminated and superseded by the Registration Rights and Lock-Up Agreement which the Company, Codere Newco, Holdco, the Sponsor, the Forward Purchase Investors and the other parties thereto entered into at Closing (the “Registration Rights and Lock-Up Agreement”), which provides customary demand and piggyback registration rights. Pursuant to the Registration Rights and Lock-Up Agreement, Holdco agreed that, within 30 calendar days after the Closing date, it will file with the SEC a registration statement to permit the public resale of certain Holdco Ordinary Shares and Holdco warrants (including underlying securities) held by the Holders (as defined in the Registration Rights and Lock-Up Agreement), and that it will use its reasonable best efforts to have the registration statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days following the filing deadline, provided that the effectiveness deadline will be extended to 90 calendar days after the filing deadline if the registration statement is reviewed by, and receives comments from, the SEC.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,500,000 in the aggregate, payable upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company engaged the underwriters as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, provide financial advisory services to assist the Company in the Company’s efforts to obtain any stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the underwriters a cash fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering (exclusive of any applicable finders’ fees which might become payable).

Forward Purchase Agreements

In connection with the Codere Business Combination, (i) Baron Global Advantage Fund, Baron Emerging Markets Fund and Destinations International Equity Fund, certain funds affiliated with Baron Capital Group, Inc. (collectively, “Baron”) elected to purchase an aggregate of 2,500,000 shares of the Company’s Class A common stock for an aggregate purchase price of $25,000,000, at a price of $10.00 per each share of the Company’s Class A common stock, pursuant to the terms of the Forward Purchase Agreement, dated as of November 17, 2020, by and between the Company and Baron, as amended on June 21, 2021 (the “Baron Forward Purchase Agreement”), and (ii) MG Partners Multi-Strategy Fund LP (“MG”) elected to purchase an aggregate of 2,500,000 shares of the Company’s Class A common stock for an aggregate purchase price of $25,000,000, at a price of $10.00 per each share of the Company’s Class A common stock, pursuant to the terms of the Forward Purchase Agreement, dated as of November 19, 2020, by and between DD3 and MG, as amended on June 21, 2021 (the “MG Forward Purchase Agreement”), in each case in a private placement that occurred immediately prior to the Merger.

Subscription Agreements

Contemporaneously with the execution and delivery of the Business Combination Agreement, the Company entered into two separate Subscription Agreements with DD3 Capital and Larrain, in each case to which Holdco is also a party, pursuant to which the Company issued and sold, in a private placement that closed immediately prior to the Merger, (i) an aggregate of 500,000 shares of the Company’s Class A common stock, for an aggregate purchase price of $5,000,000, at a price of $10.00 per each share of the Company’s Class A common stock, to DD3 Capital and its permitted transferees, and (ii) an aggregate of 1,224,000 shares of the Company’s Class A common stock, for an aggregate purchase price of $12,240,000, at a price of $10.00 per each share of the Company’s Class A common stock, to Larrain and its permitted transferees. Holdco also granted certain registration rights to DD3 Capital, Larrain and their permitted transferees under the Subscription Agreements.

Warrant Amendment Agreement

In connection with the Closing of the Codere Business Combination, the Company, Holdco and Continental Stock Transfer & Trust Company, as warrant agent, entered into an agreement at Closing (the “Warrant Amendment Agreement”) to amend the warrant agreement, dated as of December 7, 2020, by and between the Company and Continental, as warrant agent, governing the Public Warrants and Private Warrants entered into by the Company, Holdco and Continental, as warrant agent (the “Original Warrant Agreement”), pursuant to which, among others, as of the Merger Effective Time, (i) each of the issued Public Warrants and Private Warrants that was outstanding immediately prior to the Merger Effective Time ceased to represent a right to acquire one share of the Company’s Class A common stock and instead represented the right to acquire one Holdco Ordinary Share on substantially the same terms as set forth in the Original Warrant Agreement and (ii) the Company assigned to Holdco all of the Company’s right, title and interest in and to the Original Warrant Agreement and Holdco assumed, and agreed to pay, perform, satisfy and discharge in full, all of the Company’s liabilities and obligations under the Original Warrant Agreement arising from and after the Merger Effective Time.

Baron Support Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, the Company entered into the Investor Support Agreement with Baron (the “Baron Support Agreement”), pursuant to which Baron irrevocably waived its redemption rights with respect to 996,069 public shares acquired by Baron in the Company’s Initial Public Offering (the “Baron IPO Shares”) and agreed not to (a) redeem, or exercise any of its redemption rights with respect to, any Baron IPO Shares in connection with the Company’s special meeting of stockholders to approve the Business Combination Agreement and the Codere Business Combination and (b) to certain transfer restrictions with respect to the Baron IPO Shares. The Baron Support Agreement and the obligations of Baron under the Baron Support Agreement automatically terminated upon the Closing of the Codere Business Combination. The Baron Support Agreement was subject to customary conditions, covenants, representations and warranties.

Pursuant to the Business Combination Agreement, the Company undertook not to amend, modify, waive or otherwise change any of the Baron Support Agreement, Forward Purchase Agreements and Subscription Agreements without the prior written consent of SEJO, such consent not to be unreasonably withheld, delayed or conditioned.